Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying amount and fair value
The interest rate on the remaining borrowings is reset on a short-term floating rate basis and accordingly the carrying amount is considered to approximate the fair value.

	As at	As at	As at
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Carrying amount	2,055	2,051	2,050
Fair value	2,149	2,101	2,084

Summary of fair value of assets
Types of instruments:

Equity securities
		Jun	2019			Jun	2018			Dec	2018
	Reviewed				Reviewed				Audited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Other equity securities FVTPL	20			20	22			22	19			19
Other equity securities FVOCI	62			62	75			75	69			69